Retirement Benefit Obligations - Summary of Reconciliation of Scheme Asset (Detail) - Plan assets [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Beginning balance	€ 2,913	€ 2,622
Interest income on scheme assets	68	59
Arising on acquisition (note 32)	3	337
Disposals	(592)
Remeasurement adjustments - return on scheme assets excluding interest income	316	(137)
Employer contributions paid	52	118
Contributions paid by plan participants	13	14
Benefit and settlement payments	(139)	(130)
Administration expenses	(7)	(4)
Translation adjustment	55	34
Ending balance	€ 2,682	€ 2,913